Capital Stock - Schedule of Reserved Shares of Common Stock (Details) - shares	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock warrants		31,670,265	27,637,266
Employee stock purchase plan		2,628,996	2,628,996
Stock options and RSUs, issued and outstanding		11,979,368	11,774,743
Stock options and RSUs, authorized for future issuance		2,577,895	3,850,462
SAFE Agreement		2,750,000
Forward purchase agreements		6,720,000
Convertible notes		58,579,636
Total shares reserved	153,884,960	116,906,160	45,891,467